17. Reserve for Share-Based Payments: Schedule of Information of Stock Options Outstanding Table (Details) - Stock Options - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Number Of Options Outstanding	1,462,407	1,620,489	820,000	820,000
Number Of Options Exercisable	1,462,407
Exercise Price	$ 7.53
Weighted Averages Remaining Contractual Lif	3 years 11 months 12 days
November 18, 2026
Number Of Options Outstanding	952,407
Number Of Options Exercisable	952,407
Exercise Price	$ 7.5
Weighted Averages Remaining Contractual Lif	3 years 4 months 20 days
January 30, 2028
Number Of Options Outstanding	350,000
Number Of Options Exercisable	350,000
Exercise Price	$ 2.5
Weighted Averages Remaining Contractual Lif	4 years 7 months 2 days
May 24, 2029
Number Of Options Outstanding	160,000
Number Of Options Exercisable	160,000
Exercise Price	$ 2.5
Weighted Averages Remaining Contractual Lif	5 years 10 months 24 days